Earnings Per Share - Summary of Reconciliation of Earnings Used To Calculate Earnings Per Share (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Owners of the parent	£ 6,801	£ 6,400	£ 5,704
Coupon on perpetual hybrid bonds	(15)
Tax on coupon on perpetual hybrid bonds	3
Earnings	£ 6,789	£ 6,400	£ 5,704